Subsequent Event - Additional Information (Detail) - USD ($)	Feb. 07, 2020	Feb. 06, 2020	Mar. 30, 2020	Aug. 31, 2019
Maximum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount				$ 25,000,000
Subsequent Event | Maximum
Subsequent Event [Line Items]
Common stock repurchased program, authorized amount			$ 50,000,000
Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Aggregate maximum commitment amount	$ 155,000,000	$ 190,000,000
Advance rate for finance lease containers	78.00%	80.00%